Condensed Interim Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Jan. 31, 2026	Apr. 30, 2025
Current assets
Cash	$ 14,072	$ 10,665
Amounts receivable, net	1,883	4,115
Tax receivable	190	143
Inventory	490	2,095
Unbilled revenue	936	548
Prepaid expenses	1,244	1,188
Total current assets	18,815	18,754
Restricted cash	126	126
Deposit on equipment	26	502
Property and equipment	4,020	15,762
Intangible assets	0	1,067
Goodwill	0	8,230
Total assets	22,987	44,441
Current liabilities
Accounts payable and accrued liabilities	3,334	5,283
Deferred revenue	941	1,090
Income taxes payable	328	475
Leases	427	1,850
Deferred acquisition payments	0	314
Current liabilities	5,030	9,012
Leases	3,097	11,553
Deferred income tax liability	0	250
Total liabilities	8,127	20,815
SHAREHOLDERS' EQUITY
Share capital	137,293	136,371
Contributed surplus	13,298	12,833
Accumulated other comprehensive loss	3,133	3,216
Accumulated deficit	(138,864)	(128,794)
Equity	14,860	23,626
Total liabilities and shareholders' equity	$ 22,987	$ 44,441